Share Based Payments - Schedule of Stock Options Granted the Fair Values and The Assumptions used in the Black-Scholes Option Pricing (Details) - Black-Scholes [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Stock Options Granted the Fair Values and The Assumptions used in the Black-Scholes Option Pricing [Line Items]
Number of options granted	2,350,000	1,100,000
Weighted average share price on grant date (in Dollars per share)	$ 18.03	$ 5.94
Weighted average risk-free interest rate	2.68%	2.98%
Weighted average dividend yield
Weighted average stock price volatility, based on historical volatility for the Company and comparable companies	55.00%	56.00%
Weighted average period to expiry (years)	3 years 9 months	3 years 9 months 18 days
Weighted average grant date fair value per share (in Dollars per share)	$ 11.09	$ 1.85